STOCKHOLDERS’ EQUITY	12 Months Ended
Aug. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 12 STOCKHOLDERS’ EQUITY

On December 16, 2021, the Company has increased the authorized common stock from 75,000,000 shares with a par value of $0.001 per share to 1,000,000,000 shares with a par value of $0.001 per share.

During the year ended August 31, 2021, a related party forgive a loan and stock refund payable amounting to $13,292, which were written off against additional paid-in capital.

During the year ended August 31, 2021, the Company received cash proceeds of $2,392,500 from capital contribution. The Company also received cash proceeds of $861,883 from shares to be issued, and those shares were issued during year ended August 31, 2022.

During the year ended August 31, 2022, the Company issued 1,116,055 shares of common stock in connection with the conversion of $1,004,442 in principal related to its convertible bonds.

During the year ended August 31, 2022, the Company issued 83,147,767 shares of common stock in connection with Dr. Low’s two deeds of assignments of intellectual properties.

During the year ended August 31, 2022, the Company issued 14,443,501 shares of common stock pursuant to investment exchange agreements with relevant interest holders in relation to capital raising undertaken by WKL Eco Earth Holdings in prior years.

During the year ended August 31, 2022, the Company issued 30,000 shares of common stock pursuant to share exchange agreement with WKL Eco Earth Holdings for acquisition of WKL Green Energy and issued 72,000 shares of common stock pursuant to share exchange agreement for the acquisition of WKL Eco Earth.

During the year ended August 31, 2022, the Company issued 74,074 shares of common stock, par value $0.001 per share (“Common Stock”), at a per share purchase price of $2.50 (the “Offering”) for gross proceeds of $185,185, as part of a series of offerings by the Company for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50.

During the year ended August 31, 2022, the Company received cash proceeds of $199,845 from capital contribution. The Company also received cash proceeds of $75,000 from 30,000 shares to be issued, and those shares were issued on October 26, 2022.

As of August 31, 2022, and August 31, 2021, the Company had 101,853,397 and 2,970,000 shares of its common stock issued and outstanding, respectively.